Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000908802_SupplementTextBlock

SCHRODER SERIES TRUST

Supplement dated January 20, 2015 to

the Prospectus and Statement of Additional Information, each dated December 19, 2014, for

Schroder Long Duration Investment-Grade Bond Fund (the “Fund”)

This supplement to the Fund’s prospectus (the “Prospectus”) and statement of additional information (the “SAI”) reflects the agreement by the Fund’s adviser to cap the Fund’s Net Annual Fund Operating Expenses at 0.39% of the Fund’s average daily net assets, as further described below, effective January 21, 2015.

On page 65 of the Prospectus, the Annual Fund Operating Expenses table for Schroder Long Duration Investment-Grade Bond Fund under the heading “Fees and Expenses of the Fund” is hereby replaced with the following:

Risk/Return [Heading]	rr_RiskReturnHeading	Schroder Long Duration Investment-Grade Bond Fund
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-02-29
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses" reflect expenses as of fiscal year end, restated to include anticipated additional expenses under the Fund's shareholder service plan.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	Also on page 65 of the Prospectus, the expense example for the Fund under the heading “Fees and Expenses of the Fund” is hereby replaced with the following:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	(whether or not shares are redeemed)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	(whether or not shares are redeemed)
Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.33%
Other Expenses	rr_OtherExpensesOverAssets	0.64%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
Less: Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.58%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	40
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	246
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	475
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,132
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	40
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	246
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	475
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,132

[1]	"Other Expenses" reflect expenses as of fiscal year end, restated to include anticipated additional expenses under the Fund's shareholder service plan.
[2]	In order to limit the Fund's expenses, the Fund's adviser has contractually agreed through February 29, 2016 to waive its fees, pay Fund operating expenses, and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than acquired fund fees and expenses, other indirect acquired fund expenses, interest, taxes, and extraordinary expenses), for the Fund's Investor Shares, exceed 0.39% of Investor Shares' average daily net assets. The expense limitation may only be terminated during its term by the Board of Trustees.